Class A: GCIAX Class B: GCIBX Class C: GCICX Institutional: GCIIX Service: GCISX Class IR: GCITX Class R: GCIRX
Before you invest, you may want to review the Goldman Sachs Structured International Equity Fund’s (the “Fund”) Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent annual reports to shareholders, online at www.goldmansachsfunds.com/summaries. You can also get this information at no cost by calling 800-621-2550 for Institutional and Service shareholders, 800-526-7384 for all other shareholders or by sending an e-mail request to gs-funds-document-requests@gs.com. The Fund’s Prospectus and SAI, both dated February 28, 2011, as amended to date, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide — Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-123 of the Fund’s SAI.
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	5.0%	1.0%	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None	None	0.50%
Other Expenses	0.24%	0.24%	0.24%	0.09%	0.59%	0.24%	0.24%
Service Fees	None	None	None	None	0.25%	None	None
Shareholder Administration Fees	None	None	None	None	0.25%	None	None
All Other Expenses	0.24%	0.24%	0.24%	0.09%	0.09%	0.24%	0.24%

Total Annual Fund Operating Expenses	1.29%	2.04%	2.04%	0.89%	1.39%	1.04%	1.54%
Expense Limitation[2]	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Expense Limitation	1.25%	2.00%	2.00%	0.85%	1.35%	1.00%	1.50%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund’s average daily net assets through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate such arrangement without the approval of the Board of Trustees.

Assest Management

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EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$670	$933	$1,215	$2,018

Class B Shares

— Assuming complete	$703	$936	$1,295	$2,173
redemption at end of
period

— Assuming no redemption	$203	$636	$1,095	$2,173

Class C Shares

— Assuming complete	$303	$636	$1,095	$2,366
redemption at end of
period

— Assuming no redemption	$203	$636	$1,095	$2,366

Institutional Shares	$87	$280	$489	$1,092

Service Shares	$137	$436	$757	$1,665

Class IR Shares	$102	$327	$570	$1,267

Class R Shares	$153	$483	$836	$1,831

PORTFOLIO TURNOVER
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2010 was 111% of the average value of its portfolio.

PRINCIPAL STRATEGY
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.
The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/ currency selection strategy—to manage the Fund.
The Fund invests in at least three foreign countries, and may invest in the securities of issuers in emerging countries.
The Fund seeks broad representation of large-cap issuers across major countries and sectors of the international economy, with some potential exposure to small cap issuers. The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.
The Fund seeks to maximize its expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® Europe, Australasia, Far East (“EAFE®”) Standard Index (unhedged and net of dividend withholding taxes) (“MSCI® EAFE® (net) Index”), adjusted for country views. Additionally, the portfolio management team’s views of the relative attractiveness of countries and currencies are considered in allocating the Fund’s assets among countries. The MSCI® EAFE (net) Index is designed to measure equity market performance large and mid capitalization segments of developed markets, excluding the US and Canada.
The Fund may also invest in fixed income securities that are considered to be cash equivalents.

PRINCIPAL RISKS OF THE FUND
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

3   SUMMARY PROSPECTUS — GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.
Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

PERFORMANCE
The bar chart below and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling 800-621-2550 for Institutional or Service shareholders and 800-526-7384 for all other shareholders.
Performance reflects expense limitations in effect.

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AVERAGE ANNUAL TOTAL RETURNS

				Since
For the period ended December 31, 2010	1 Year	5 Years	10 Years	Inception

Class A Shares (Inception 8/15/97)
Returns Before Taxes	0.93%	0.68%	3.09%	2.83%
Returns After Taxes on Distributions	0.56%	-0.35%	2.52%	2.26%
Returns After Taxes on Distributions and Sale of Fund Shares	0.93%	0.43%	2.60%	2.34%
MSCI® EAFE® Standard Index (net of withholding taxes, unhedged) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%	4.49%

Class B Shares (Inception 8/15/97)
Returns Before Taxes	1.00%	0.66%	3.12%	2.94%
MSCI® EAFE® Standard Index (net of withholding taxes, unhedged) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%	4.49%

Class C Shares (Inception 8/15/97)
Returns Before Taxes	5.08%	1.08%	3.00%	2.65%
MSCI® EAFE® Standard Index (net of withholding taxes, unhedged) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%	4.49%

Institutional Shares (Inception 8/15/97)
Returns Before Taxes	7.30%	2.23%	4.18%	3.82%
MSCI® EAFE® Standard Index (net of withholding taxes, unhedged) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%	4.49%

Service Shares (Inception 8/15/97)
Returns Before Taxes	6.87%	1.76%	3.68%	3.32%
MSCI® EAFE® Standard Index (net of withholding taxes, unhedged) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%	4.49%

Class IR Shares (Inception 11/30/07)
Returns Before Taxes	7.07%	N/A	N/A	-8.09%
MSCI® EAFE® Standard Index (net of withholding taxes, unhedged) (reflects no deduction for fees, expenses or taxes)	7.75%	N/A	N/A	-7.50%

Class R Shares (Inception 11/30/07)
Returns Before Taxes	6.64%	N/A	N/A	-8.53%
MSCI® EAFE® Standard Index (net of withholding taxes, unhedged) (reflects no deduction for fees, expenses or taxes)	7.75%	N/A	N/A	-7.50%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

PORTFOLIO MANAGEMENT
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Portfolio Managers: Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies — Equity Alpha Strategies, has managed the Fund since 2011; and Len Ioffe, CFA, Managing Director, has managed the Fund since 1997.

BUYING AND SELLING FUND SHARES
The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $10,000,000 for individual investors and $1,000,000 alone or in combination with other assets under the management of GSAM and its affiliates for certain other types of investors. There may be no minimum for initial purchases of Institutional Shares for certain retirement accounts or for initial purchases of Class IR and Class R Shares.
The minimum subsequent investment for Class A and Class C shareholders is $50, except for Employer Sponsored Benefit Plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.
Class B Shares are generally no longer available for purchase by current or prospective investors.
The Fund does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution may impose such minimums and/or establish other requirements such as a minimum account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through certain brokers, registered investment advisers and other financial institutions (“Authorized Institutions”).

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TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

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